UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	Class B membership interest	Noncontrolling interest	Summit Investments' equity in contributed subsidiaries	Summit Investments' equity in contributed subsidiaries Class B membership interest	Common	Common Class B membership interest	Limited partners, Subordinated	General Partner
Beginning balance at Dec. 31, 2015	$ 1,747,299		$ 0	$ 763,057		$ 744,977		$ 213,631	$ 25,634
Net (loss) income	(3,665)		44	2,745		(9,304)		1,040	1,810
Distributions to unitholders	(40,975)					(24,186)		(14,034)	(2,755)
Unit-based compensation	1,761	$ 195			$ 130	1,761	$ 65
Tax withholdings on vested SMLP LTIP awards	(786)					(786)
Subordinated units conversion						200,637		(200,637)
Purchase of 2016 Drop Down Assets	(867,427)			(867,427)
Establishment of noncontrolling interest			11,261	(11,261)
Distribution of debt related to Carve-Out Financial Statements of Summit Investments	342,926			342,926
Excess of consideration paid and recognized over acquired carrying value of 2016 Drop Down Assets	247,428			(247,428)		242,486			4,942
Cash advance from Summit Investments to contributed subsidiaries, net	12,214			12,214
Expenses paid by Summit Investments on behalf of contributed subsidiaries	4,821			4,821
Capitalized interest allocated from Summit Investments to contributed subsidiaries	223			223
Ending balance at Mar. 31, 2016	1,196,586		11,305	$ 0		1,155,650		$ 0	29,631
Beginning balance at Dec. 31, 2016	1,169,673		11,247			1,129,132			29,294
Net (loss) income	(583)		102			(2,777)			2,092
Distributions to unitholders	(44,452)					(41,464)			(2,988)
Unit-based compensation	2,048					2,048
Tax withholdings on vested SMLP LTIP awards	(2,051)					(2,051)
Distribution of debt related to Carve-Out Financial Statements of Summit Investments	0
Excess of consideration paid and recognized over acquired carrying value of 2016 Drop Down Assets	0
Capitalized interest allocated from Summit Investments to contributed subsidiaries	0
ATM Program issuances, net of costs	367					367
Contribution from General Partner	113								113
Ending balance at Mar. 31, 2017	$ 1,125,115		$ 11,349			$ 1,085,255			$ 28,511